Derivative Financial Instruments (Details) - Foreign Currency Forward Contracts - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-designated Hedges
Derivative [Line Items]
Notional amount	$ 394	$ 212
Hedges | Designated Hedges
Derivative [Line Items]
Notional amount	$ 78	$ 94